Goodwill - Additional Information (Detail) - USD ($) $ in Thousands	4 Months Ended	8 Months Ended	12 Months Ended
	Dec. 31, 2018	Sep. 07, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 10, 2020
Business Acquisition [Line Items]
Goodwill impairment loss	$ 0	$ 0	$ 0	$ 0
Goodwill	$ 182,994	$ 185,030	200,624	192,980
Sportzcast [Member]
Business Acquisition [Line Items]
Goodwill			2,200	2,200	$ 2,200
Oppia [Member]
Business Acquisition [Line Items]
Goodwill			$ 2,600	$ 2,600